EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
Employee costs	$ 605.2	$ 582.2	$ 572.2
Less employee costs capitalized to property, plant and equipment and to intangible assets	(206.6)	(197.0)	(185.8)
Total employee costs	398.6	385.2	386.4
Purchase of goods and services:
Royalties and rights	397.8	427.2	421.7
Cost of products sold	368.6	335.7	317.8
Service contracts	102.4	99.3	118.0
Marketing and distribution expenses	68.6	62.6	62.2
Other	337.3	352.1	383.7
Purchase of goods and services	1,274.7	1,276.9	1,303.4
Total employee costs and purchase of goods and services	$ 1,673.3	$ 1,662.1	$ 1,689.8